Stock Option Plan - Weighted-average assumptions (Details 2)	0 Months Ended	9 Months Ended		12 Months Ended
	Aug. 15, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Expected volatility	134.10%
Risk-free interest rate	1.60%
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		1 year 6 months		1 year 6 months
Expected volatility		140.28%		153.61%
Dividend yield		0.00%		0.00%
Risk-free interest rate		0.30%		0.215%